As filed with the Securities and Exchange Commission on May 24, 2011
1933 Act Registration No. 333-140895
1940 Act Registration No. 811-22019

United States
Securities and Exchange Commission
Washington, D.C. 20549
Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 16	☑
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 19	☑
First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 621-1675
W. Scott Jardine, Esq., Secretary
First Trust Exchange-Traded AlphaDEX® Fund
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(Name and Address of Agent for Service)
Copy to:
Eric F. Fess, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b)

☐	on ___________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     This Registration Statement relates to the First Trust Mega Cap AlphaDEX® Index Fund, a series of the Registrant.

Signatures
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 24th day of May, 2011.

First Trust Exchange-Traded AlphaDEX® Fund
By:	/s/ James A. Bowen
James A. Bowen, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Mark R. Bradley	Treasurer and Chief Financial	May 24, 2011
Mark R. Bradley	and Accounting Officer

/s/ James A. Bowen	President, Chief Executive	May 24, 2011
James A. Bowen	Officer, Chairman and Trustee

)
Richard E. Erickson*	Trustee )
)
)
Thomas R. Kadlec*	Trustee )
)
)
Robert F. Keith*	Trustee )	By:	/s/ James A. Bowen
	)		James A. Bowen
	)		Attorney-In-Fact
Niel B. Nielson *	Trustee )		May 24, 2011
)

*	Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant’s Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

Index to Exhibits
(101) Risk/return summary in interactive data format